COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Balance at the beginning of year	$ 6,383	$ 8,850	$ 5,839
Additions	2,404	(1,823)	3,085
Written off	0	0	(122)
Translation adjustment	(127)	(644)	48
Balance at the end of the year	$ 8,660	$ 6,383	$ 8,850